OFI Global Asset Management, Inc.
225 Liberty Street,
New York, New York 10281-1008

November 13, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Corporate Bond Fund Post-Effective Amendment No. 18 under the Securities Act and Amendment No. 20 under the Investment Company Act File Nos. 333-160733; 811-22314

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of (the “Fund”). This filing constitutes Post-Effective Amendment No. 18 under the Securities Act and Amendment No. 20 under the Investment Company Act (the “Amendment”) to the Fund Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant respectfully requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s most recent Registration Statement filed under Rule 485(b). The Amendment has been tagged to indicate changes since the filing.

The Prospectus for the Fund is different from the November 9, 2018 prospectus, as follows: (i) name change from “Oppenheimer Core Bond Fund” to “Oppenheimer Intermediate Income Fund” and (ii) revisions to the sections “Principal Investment Strategies,” “Principal Risks,” “Who is the Fund Designed For?,” “The Fund’s Past Performance,” “Portfolio Manager,” “About the Fund’s Investments,” and “How the Fund is Managed.”

The Statement of Additional Information (“SAI”) for the Fund is different from the November 9, 2018 SAI, as follows: (i) name change from “Oppenheimer Corporate Bond Fund” to “Oppenheimer Intermediate Income Fund” and (ii) revisions to the sections: “The Fund’s Main Investment Policies,” “Other Investments and Investment Strategies,” “Trustees and Officers of the Fund,” and “Portfolio Managers.”

We anticipate that an amendment to the Registration Statement will be filed under Rule 485(b) in 60 days, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended July 31, 2018; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective in 60 days, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Adrienne Ruffle, Esq.
Vice President and Senior Associate General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212 323 5231
aruffle@ofiglobal.com

Sincerely,
/s/ Adrienne Ruffle
Adrienne Ruffle Vice President and Senior Associate General Counsel

cc:	Mark Cowan, Esq. Ropes & Gray LLP